Leases	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Leases [Abstract]
Leases
8) LEASES
The Company occupies certain facilities and operates certain equipment and vehicles under operating leases that expire at various dates through the year 2036.
Disclosures
The table below presents lease costs associated with facility and vehicle operating leases:

		Three Months Ended		Nine Months Ended
Lease Cost	Classification	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Operating Lease Cost	Selling, general, and administrative expense	$15.0	$13.6	$42.9	$39.7
Future aggregate rental payments under
non-cancelable
operating leases for the remainder of fiscal 2021 and the next four full fiscal years as of October 31, 2021 are as follows:

October 31, 2021
Fiscal 2021	$16.9
Fiscal 2022	49.5
Fiscal 2023	40.2
Fiscal 2024	29.2
Fiscal 2025	19.7
Thereafter	27.8

Total minimum lease payments	183.3
Less: present value discount	(24.5)

Present value of lease liabilities	$158.8

To calculate the present value of the operating lease liabilities, the Company determined its incremental borrowing rate by considering market and company specific factors, including interest rates for borrowings secured by collateral and adjusted for the remaining term of the leased facility, machinery, or vehicle categories. The table below presents the weighted average remaining lease term (years) and the weighted average discount rate of the Company’s operating leases:

October 31, 2021
Operating Lease Term and Discount Rate
Weighted average remaining lease term (years)	2.9
Weighted average discount rate	3.9%
The table below presents cash and
non-cash
impacts associated with leases:

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Cash paid for amounts included in the measurements of lease liabilities
Operating cash flows from operating leases	$15.1	$13.4	$43.0	$39.4
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$6.2	$3.8	$43.2	$22.7
The
non-cash
impact related to
right-of-use
assets obtained in exchange for new operating lease liabilities in the table above excludes the impact from acquisitions.
Right-of-use
assets acquired as part of the Pacific Pipe, L&M and R&B acquisitions are presented in Note 4.

7) LEASES
As of January 31, 2021, the Company occupied certain facilities and operated certain equipment and vehicles under operating leases that were scheduled to expire at various dates through the year 2031.
Disclosures
The table below presents lease costs associated with facility and vehicle operating leases:

		Fiscal Years Ended
Lease Cost	Classification	January 31, 2021	February 2, 2020	February 3, 2019
Operating Lease Cost	Selling, general, and administrative expense	$53.4	$47.3	$42.0
Future aggregate rental payments under
non-cancelable
operating leases as of January 31, 2021 are as follows:

January 31, 2021
Fiscal 2021	45.1
Fiscal 2022	36.8
Fiscal 2023	27.8
Fiscal 2024	18.3
Fiscal 2025	10.9
Thereafter	8.6

Total minimum lease payments	$147.5
Less: present value discount	(18.8)

Present value of lease liabilities	$128.7

Future aggregate rental payments under
non-cancelable
operating leases as of February 2, 2020 are as follows:

February 2, 2020
Fiscal 2020	$42.3
Fiscal 2021	33.6
Fiscal 2022	26.6
Fiscal 2023	18.5
Fiscal 2024	12.1
Thereafter	10.2

Total minimum lease payments	$143.3
Less: present value discount	(19.9)

Present value of lease liabilities	$123.4

To calculate the present value of the operating lease liabilities, the Company determined its incremental borrowing rate by considering market and company specific factors, including, interest rates for borrowings secured by collateral and adjusted for the remaining term of the leased facility, machinery, or vehicle categories. The table below presents the weighted-average remaining lease term (years) and the weighted-average discount rate of the Company’s operating leases:

Operating Lease Term and Discount Rate	January 31, 2021	February 2, 2020
Weighted-average remaining lease term (years)	2.6	2.7
Weighted-average discount rate	4.5%	4.9%
The table below presents cash and
non-cash
impacts associated with leases:

	Fiscal Years Ended
	January 31, 2021	February 2, 2020
Cash paid for amounts included in the measurements of lease liabilities
Operating cash flows from operating leases	$53.0	$46.5
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$35.3	$46.3
The
non-cash
impact related to
right-of-use
assets obtained in exchange for new operating lease liabilities in the table above excludes the impact from acquisitions. ROU assets acquired as part of acquisitions are presented in Note 4.